Supplement dated January 17, 2008 to the Prospectus dated January 16, 2008

                Claymore Securities Defined Portfolio, Series 460

         BNY BRAZIL, RUSSIA, INDIA AND CHINA (BRIC) PORTFOLIO, SERIES 4

         Notwithstanding anything to the contrary in the Prospectus, the market capitalization table on page 4 of the Prospectus is hereby deleted in its entirety and replaced with the following:

MARKET CAPITALIZATION                         APPROXIMATE PORTFOLIO PERCENTAGE
---------------------                         --------------------------------
Small-Capitalization                                          9.54%
Mid-Capitalization                                           14.41
Large-Capitalization                                         76.05
                                                            ------
Total                                                       100.00%
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